PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 67,554	$ 65,163
Less: Accumulated depreciation	46,130	43,842
Depreciated cost	21,424	21,321
Depreciation expenses	4,051	3,807	$ 3,501
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	13,077	12,385
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	51,017	48,848
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	410	472
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,802	2,039
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,248	$ 1,419